REVENUE - Revenue table (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Revenue [abstract]
Revenue from sale of gold	R 6,229.7	R 5,489.7	R 5,110.7
Revenue from sale of silver	10.0	6.6	7.8
Total revenue	R 6,239.7	R 5,496.3	R 5,118.5